As filed with the Securities and Exchange Commission on June 12, 2007

Securities Act Registration No. 333-142939

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /  /

Pre-Effective Amendment No.                       /X/

Post-Effective Amendment No.                       / /

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

450 Wireless Blvd.

Hauppauge, NY 11788

(Address of Principal Executive Offices)     (Zip Code)

(631) 470-2600

(Registrant's Telephone Number, including Area Code)

Andrew Rogers

President

4020 South 147th Street, Suite 2

Omaha, NE 68137

(Name and Address of Agent for Service)

With Copy To:

JoAnne M. Strasser, Esq.. Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202	Edmund P. Bergan, Jr. Esq. The Reserve 1250 Broadway New York, NY 10001-3701

Title of securities being registered:  Shares of beneficial interest without par value.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21237).

Approximate date of proposed public offering:  As soon as practical after this Registration Statement becomes effective.

It is proposed that this Registration became effective on July 12, 2007

Part A and Part B are herein incorporated by reference to the Registrant's Registration Statement filed on Form N-14 with the Securities and Exchange Commission on May 11, 2007.

Part C

ITEM 15.  INDEMNIFICATION

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

ITEM 16.

EXHIBITS

(1)

(i)

Agreement and Declaration of Trust dated January 19, 2005, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(ii)

Certificate of Trust as filed with the State of Delaware on January 19, 2005, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(2)

By-Laws, effective as of January 19, 2005, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(3)

None

(4)

Form of Agreement and Plan of Reorganization, which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

(5)

Instruments Defining Rights of Security Holders.  See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(6)

(i)

Form of Investment Advisory Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

(ii)

Form of Expense Limitation Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

(7)

Underwriting Agreement between the Registrant and Aquarius Fund Distributors LLC, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(8)

None.

(9)

(i)

Custody Agreement between the Registrant and the Bank of New York, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(ii)

Custody Agreement between the Registrant and the First National Bank of Omaha, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(10)

Rule 12b-1 Plan of Roanoke Small-Cap Growth Fund, which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

(11)

(i)

Opinion and Consent of Counsel , which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

(ii)

Consent of Counsel is filed herewith.

(12)

Opinion and Consent of Counsel regarding tax matters is filed herewith.

(13)

(i)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(ii)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(iii)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 18, 2005, is incorporated by reference.

(14)

Consent of KPMG LLP is filed herewith.

(15)

None.

(16)

None

(17)

(i)

Prospectus and Statement of Additional Information for Hallmark Small-Cap Growth Fund dated July 28, 2006 filed in Post-Effective Amendment No. 32 is incorporated by reference.

(ii)

Audited Annual Financial Report for Hallmark Small-Cap Growth Fund for the fiscal year ended March 30, 2006 is incorporated by reference.

(iii)

Unaudited Semi-Annual Report for Hallmark Small-Cap Growth Fund for the fiscal period ended September 30, 2006 file on Form N-CSR is incorporated by reference.

(iv)

Form of Proxy Card is , which was filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 11, 2007, is incorporated by reference.

Item 17.

UNDERTAKINGS

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Hauppauge and the State of New York, on the 12th day of June 2007.

Northern Lights Funds Trust

By: /s/ Andrew Rogers

Andrew Rogers

President and Chief Executive Officer

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ Mike Miola

Trustee & Chairman

June 12, 2007

Mike Miola

/s/ L. Merill Bryan

Trustee

June 12, 2007

L. Merill Bryan

/s/ Gary Lanzen

Trustee

June 12, 2007

Gary Lanzen

/s/ Anthony Hertl

Trustee

June 12, 2007

Anthony Hertl

/s/ Andrew Rogers

President

June 12, 2007

Andrew Rogers

(Principal Executive Officer)

/s/ Kevin Wolf

Treasurer (Principal Financial

June 12, 2007

Kevin Wolf

and Accounting Officer)

Exhibit Index

(11)(ii)

Consent of Counsel

(12)

Opinion and Consent of Counsel as to Tax Matters

(14)

Consent of Independent Registered Public Accounting Firm